July 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission 100 F

Street, NE Washington, DC 20549

Attn: Eileen Smiley

Division of Investment Management Disclosure

Review and Accounting Office

Re:  The Guardian Insurance & Annuity Company, Inc. (“GIAC”)

Guardian MarketPerform, individual single premium deferred registered index-linked annuity

Post-effective Amendment No. 5 to the Registration Statement on Form N-4 File

No. 333-272291

Dear Ms. Smiley:

We are transmitting for filing under the Securities Act of 1933, as amended, the above-referenced Post-effective Amendment No. 6 to the Registration Statement on Form N-4 (the “Amendment”). The Amendment is being filed under paragraph (a) of Rule 485 to add two new Crediting Strategies to the index-linked investment options available under the contracts.

Request for Selective Review. In reliance upon Securities Act Release No. 6510 (February 15, 1984), we hereby request that the Amendment be given selective review. Except for the addition of the two new Crediting Strategies, the disclosure included in the Amendment is substantially similar to the disclosure included in Post-Effective Amendment No. 5 to the above-referenced Registration Statement (the “Prior Amendment”) filed by GIAC on April 30, 2025 under paragraph (b) of Rule 485. The SEC Staff previously reviewed the disclosure in Post-Effective No. 2 to the Registration Statement filed by GIAC on December 20, 2024 under paragraph (a) of Rule 485, and disclosure changes to resolve the SEC Staff’s comments thereon were included in the Prior Amendment.

As noted above, the only material change reflected in the Amendment is the addition of the following two new Crediting Strategies:

•	Cap Rate with Participation Rate and Spread Crediting Strategy

•	Step-Up Trigger Rate Crediting Strategy

Other than the new Crediting Strategies, GIAC represents that the Amendment does not include any material changes compared to the Prior Amendment other than those that would be permitted by Rule 485(b) under the Securities Act of 1933. Under these circumstances, GIAC believes a limited review of the Amendment is appropriate. For your convenience, a courtesy copy of the prospectus and statement of additional information (“SAI”) included in the Amendment marked against the prospectus and SAI included in the Prior Amendment will be emailed to you separately.

At the appropriate time, GIAC will file a Post-Effective Amendment to the Registration Statement reflecting any disclosure changes made in response to SEC Staff comments and including any currently missing information, including any necessary exhibits.

Any questions or comments, regarding the filing or this request should be directed to the undersigned at (212) 598-8714

Very truly yours,

/s/ Patrick D. Ivkovich

Patrick D. Ivkovich Senior Counsel

cc: Dodie Kent Timothy Graves